Note Borrowings (Borrowings by contractual maturities) (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Disclosure [Line Items]
2018	$ 742,209
2019	609,015
2020	112,144
2021	21,840
2022	5,143
Later years	533,126
No stated maturity	8
Borrowed Funds	2,023,485
Assets Sold Under Agreements To Repurchase
Debt Disclosure [Line Items]
2018	390,921
2019	0
2020	0
2021	0
2022	0
Later years	0
No stated maturity	0
Borrowed Funds	390,921
Other Short Term Borrowings
Debt Disclosure [Line Items]
2018	96,200
2019	0
2020	0
2021	0
2022	0
Later years	0
No stated maturity	8
Borrowed Funds	96,208
Notes Payable
Debt Disclosure [Line Items]
2018	255,088
2019	609,015
2020	112,144
2021	21,840
2022	5,143
Later years	533,126
No stated maturity	0
Borrowed Funds	$ 1,536,356